Condensed Consolidated Statements of Profit or Loss and Comprehensive (Loss) Income (Parentheticals) - $ / shares	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Diluted loss per share	$ (0.22)	$ (0.42)